Pension and Non-pension Post-employment Benefit Plans - Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total expense for the year	$ 815.2	$ 804.7	$ 726.4
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	1.9	1.8	2.1
Interest cost	0.6	(0.8)	(1.3)
Past service cost and settlement/curtailment losses	0.0	0.1	1.9
Plan administrative expenses and other	1.5	1.3	1.3
Post-employment benefit expense, defined benefit plans	4.0	2.4	4.0
Defined contribution pension plan expense	10.1	9.6	9.4
Total expense for the year	14.1	12.0	13.4
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Current service cost	2.6	2.2	2.0
Interest cost	2.6	2.6	2.6
Past service cost and settlement/curtailment losses	8.0	1.2	0.6
Plan administrative expenses and other	0.0	0.0	0.0
Post-employment benefit expense, defined benefit plans	13.2	6.0	5.2
Defined contribution pension plan expense	0.0	0.0	0.0
Total expense for the year	$ 13.2	$ 6.0	$ 5.2